Details of Certain Consolidated Statements of Income Lines (Tables)	12 Months Ended
Dec. 31, 2012
Details of Certain Consolidated Statements of Income Lines (Tables) [Abstract]
Details of other commissions and fees

The following is a detail of other commissions and fees for the years ended December 31:

(Millions)	2012	2011	2010
Foreign currency conversion revenue	$855	$861	$838
Delinquency fees	604	567	605
Service fees	362	355	328
Other	496	486	260
Total other commissions and fees	$2,317	$2,269	$2,031

Details of other revenues

The following is a detail of other revenues for the years ended December 31:

(Millions)	2012	2011	2010
Global Network Services partner revenues	$664	$655	$530
Net gain (loss) on investment securities	126	16	(5)
Other	1,662	1,493	1,402
Total other revenues	$2,452	$2,164	$1,927

Detail of marketing, promotion, rewards and cardmember services

The following is a detail of marketing, promotion, rewards and cardmember services for the years ended December 31:

(Millions)	2012	2011	2010
Marketing and promotion	$2,890	$2,996	$3,147
Cardmember rewards	6,282	6,218	5,000
Cardmember services	799	716	591
Total marketing, promotion, rewards and
cardmember services	$9,971	$9,930	$8,738

Detail of other, net expense

The following is a detail of other, net for the years ended December 31:

(Millions)	2012	2011	2010
Professional services	$2,963	$2,951	$2,806
Occupancy and equipment	1,823	1,685	1,562
Communications	383	378	383
MasterCard and Visa settlements, net of
legal fees	―	(562)	(852)
Other	1,404	1,260	1,208
Total other, net	$6,573	$5,712	$5,107